Related Party Transactions - Additional Information (Detail) - Tyme Technologies, Inc. and Subsidiaries [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Accounts payable and accrued expenses payable	$ 153,000	$ 87,000
Faegre Drinker Biddle And Reath
Related Party Transaction [Line Items]
Legal expenses	500,000	600,000
Capitalized legal expenses		100,000
Accounts payable and accrued expenses payable	$ 153,000	$ 87,000